Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Amounts on the Consolidated Statement of Operations and Comprehensive Loss

The following table summarizes the related party amounts on the consolidated balance sheets:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Amounts due to related parties under MSA	$142	$178
Due to related parties – current	$142	$178

Amounts due to related parties under BHES JDA	$—	$2,212
Due to related parties – long-term	$—	$2,212

Schedule of Related Party Amounts on the Consolidated Statement of Operations and Comprehensive Loss

The following table summarizes the related party amounts included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Amounts due to related parties under master services agreements	$302	$142
	Three months ended
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Master services agreement administrative costs	$26	$34
Engineering support provided by former board member	—	76
General and administrative – related party	$26	$110

Master services agreement costs for Demonstration Plant	$267	$278
BHES JDA	—	6,186
Research and development – related party	$267	$6,464

The following table summarizes the related party amounts on the consolidated statement of operations and comprehensive loss for the periods presented:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
MSA costs related to testing services	$—	$—	$86
Cost of revenue – related party	$—	$—	$86

MSA administrative costs	$84	$79	$247
Engineering support provided by former board member	—	97	230
Engineering services provided by former investor	—	—	27
General and administrative – related party	$84	$177	$504

MSA costs for Demonstration Plant	$643	$530	$984
BHES JDA	—	11,713	14,833
Research and development – related party	$643	$12,243	$15,817

Option settlement – related party	$79,054	$—	$—